Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

(10) Debt

As of September 30, 2021 and December 31, 2020, debt was as follows:

	September 30, 2021	December 31, 2020
Tractor loan	$49,156	$49,156
PPP loan	-	661,612
Total debt	49,156	710,768

Less: current portion of debt	24,143	538,731

Long-term debt, net	$25,013	$172,037

In March 2021, the U.S. Small Business Administration (“SBA”) approved the forgiveness of the Paycheck Protection Program (“PPP”) Loan, plus accrued interest. The Corporation recorded a gain on extinguishment of PPP Loan of $661,612 for the forgiveness of the PPP Loan within other income on the condensed consolidated statement of operations for the nine months ended September 30, 2021.

Please refer to the audited consolidated financial statements as of, and for the years ended, December 31, 2020 and 2019, included in the proxy statement/prospectus filed with the SEC on September 24, 2021 for additional information on the Corporation’s debt.

(9) Debt

Note payable, related party

On February 24, 2016, the Corporation entered into a loan agreement with Christiansen Land and Cattle, Ltd. (“CLC”), a related party, for a $3.0 million revolving line of credit secured by a blanket security interest in the assets of the Corporation.

The Corporation borrowed $2.5 million from the line of credit in 2016, and $350,000 in 2017. The line of credit bears a fixed rate per annum of 6% compounded annually. The initial agreement was based upon repayment following a significant capital event – closing of equity or debt financing with total proceeds to the Corporation of $15 million or more or one year from the agreement date, whichever occurred first. The agreement was amended in August 2018 to extend the repayment timeframe to August 31, 2019. The first payment to repay this loan was made on August 31, 2018 ($1.0 million payment). Additional voluntary payments were being made at the rate of $30,000 per month. In August 2019, the agreement was amended to extend the maturity date to the earlier of August 31, 2020 or the occurrence of a significant capital event, as defined above. The note payable balance as of December 31, 2019 was $1,364,644, which included accrued interest of $3,580. In July 2020, the note payable was paid in full.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

Notes payable

On November 15, 2017, the Corporation entered into a loan agreement with a bank, for the financing of an ultrasound machine for $18,997. The agreement was for a four-year term, with monthly payments of $440. The note payable had a balance as of December 31, 2019 of $9,203 and was paid off in full in September 2020.

In December 2017, the Corporation entered into two loan agreements with a financial institution. One agreement was for the purchase of a tractor for $116,661 at a 3.6% interest rate, and a second agreement for the purchase of a trailer, truck, scale, and chute for $47,721 at a 5.9% interest rate. The loan for the tractor included annual payments of $25,913 for the next five years starting in December 2018. The loan for the trailer, truck, scale, and chute included monthly payments of $920 for five years starting in January 2018 through December 2022. During 2019, the trailer, truck, scale, and chute loan was paid in full. The tractor loan balance as of December 31, 2020 and 2019 was $49,156 and $72,459, respectively.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). In April 2020, the Corporation entered into a loan agreement (the “PPP Loan”) with First Premier Bank under the Paycheck Protection Program (the “PPP”), which is part of the CARES Act administered by the United States Small Business Administration (“SBA”). As part of the application for these funds, the Corporation, in good faith, certified that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Corporation. The certification further requires the Corporation to take into account its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. Under the PPP, the Corporation received proceeds of approximately $661,612. In accordance with the requirements of the PPP, the Corporation utilized the proceeds from the PPP Loan primarily for payroll costs. The PPP Loan has a 1.00% interest rate per annum, matures in April 2022 and is subject to the terms and conditions applicable to loans administered by the SBA under the PPP. Under the terms of PPP, all or certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses, as described in the CARES Act. The Corporation recorded the entire amount of the PPP Loan as debt. Under the terms of the PPP Loan, monthly payments of principal and interest were due to commence November 1, 2020, however, the SBA is deferring loan payments for borrowers who apply for loan forgiveness until the SBA remits the borrower’s loan forgiveness amount to the lender. No payments were made in 2020., and an application for forgiveness of the loan was completed.

The future loan payments are as follows:

Note Payable
2021	$538,731
2022	172,037
Total	$710,768

Please refer to Note 17, Subsequent Events, for additional information.